Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables provide information, by level, for investments in the Master Trust that are measured at fair value on a recurring basis:

	Assets at Fair Value at April 30, 2025
(in thousands)	Total	Level 1	Level 2	Level 3	NAV Practical Expedient(1)
Registered investment companies	$43,948	$43,948	$—	$—	$—
Medtronic plc Stock Fund and ESOP Fund	441,914	441,914	—	—	—
Self-directed brokerage account	779,840	779,840	—	—	—
Collective trusts	11,993,984	—	—	—	11,993,984
Total investments in Master Trust, at fair value	$13,259,686	$1,265,702	$—	$—	$11,993,984

	Assets at Fair Value at April 30, 2024
(in thousands)	Total	Level 1	Level 2	Level 3	NAV Practical Expedient(1)
Registered investment companies	$22,390	$22,390	$—	$—	$—
Medtronic plc Stock Fund and ESOP Fund	468,345	468,345	—	—	—
Self-directed brokerage account	725,347	725,347	—	—	—
Collective trusts	11,170,530	—	—	—	11,170,530
Total investments in Master Trust, at fair value	$12,386,612	$1,216,082	$—	$—	$11,170,530
(1)Certain investments are measured at NAV per share (or its equivalent) as a practical expedient and are included above to permit reconciliation to total investments in the Master Trust at fair value.
The following table summarizes the Master Trust investments measured at fair value based on NAV as a practical expedient:

	Fair Value at April 30		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
(in thousands)	2025	2024
Collective trusts	$11,993,984	$11,170,530	(1)	(1)	(1)
(1)Collective trusts share the common goal of growth and preservation of principal. The collective trusts indirectly invest in a mix of U.S. and international common stocks, and fixed income securities through holdings in various mutual funds. These investments can be redeemed daily and there are currently no redemption restrictions or unfunded commitments on these investments.